Trading Property (Details 6)	12 Months Ended
Dec. 31, 2017
Chennai Project [Member] | Accessibility [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(12.50%)
Chennai Project [Member] | Discount for shape and contiguity [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(20.00%)
Chennai Project [Member] | Location and Neighborhood profile [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(5.00%)
Chennai Project [Member] | Size [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(10.00%)
Chennai Project [Member] | Negotiation (Trans/Quote) [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(5.00%)
Chennai Project [Member] | Conversion [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	5.00%
Chennai Project [Member] | Topography [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(5.00%)
Chennai Project [Member] | Additional cost to be incurred at the site due to illegal excavation[Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(5.00%)
Chennai Project [Member] | Total [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(58.00%)
Bangalore Project [Member] | Accessibility [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	10.00%
Bangalore Project [Member] | Location and Neighborhood profile [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	5.00%
Bangalore Project [Member] | Size [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(10.00%)
Bangalore Project [Member] | Negotiation (Trans/Quote) [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(15.00%)
Bangalore Project [Member] | FSI permissible [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	10.00%
Bangalore Project [Member] | Contiguous Land Parcel [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(15.00%)
Bangalore Project [Member] | Total Premium/Discount
Disclosure of Trading Property [Line Items]
Premium discount percentage	(15.00%)
Bangalore Project [Member] | Discount on account of NGT order and presence of Drain [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(20.00%)
Bangalore Project [Member] | Presence of minority shareholder [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(20.00%)
Bangalore Project [Member] | Discount on account of possible change in zoning (open space/parks) [Member]
Disclosure of Trading Property [Line Items]
Premium discount percentage	(25.00%)